Financial Instruments (Details) - Schedule of Trade Receivables and Prepayments and Other Current Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade Receivables and Prepayments and Other Current Assets [Line items]
Trade receivables	$ 7,037,942	$ 4,155,737
Current (≤ 30 days) [Member]
Schedule of Trade Receivables and Prepayments and Other Current Assets [Line items]
Trade receivables	5,767,145	3,420,967
31-60 days [Member]
Schedule of Trade Receivables and Prepayments and Other Current Assets [Line items]
Trade receivables	625,375	439,602
61-90 days [Member]
Schedule of Trade Receivables and Prepayments and Other Current Assets [Line items]
Trade receivables	238,034	104,473
≥91 days [Member]
Schedule of Trade Receivables and Prepayments and Other Current Assets [Line items]
Trade receivables	407,388	190,695
Trade receivables [member]
Schedule of Trade Receivables and Prepayments and Other Current Assets [Line items]
Trade receivables	7,037,942	4,155,737
Trade receivables [member] | Current (≤ 30 days) [Member]
Schedule of Trade Receivables and Prepayments and Other Current Assets [Line items]
Trade receivables	5,767,145	3,420,967
Trade receivables [member] | 31-60 days [Member]
Schedule of Trade Receivables and Prepayments and Other Current Assets [Line items]
Trade receivables	625,375	439,602
Trade receivables [member] | 61-90 days [Member]
Schedule of Trade Receivables and Prepayments and Other Current Assets [Line items]
Trade receivables	238,034	104,473
Trade receivables [member] | ≥91 days [Member]
Schedule of Trade Receivables and Prepayments and Other Current Assets [Line items]
Trade receivables	$ 407,388	$ 190,695